Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of bank holds portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value hedge derivatives
Notional amount	$ 403,319,796	$ 363,668,609
Fair value Assets	10,123,607	9,032,085
Fair value Liabilities	10,871,241	9,018,660
Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	17,224,218	12,078,887
Fair value Assets	516,108	328,378
Fair value Liabilities	705,901	262,195
Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	14,239,335	13,926,410
Fair value Assets	113,028	38,887
Fair value Liabilities	658,309	186,942
Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	371,856,243	337,663,312
Fair value Assets	9,494,471	8,664,820
Fair value Liabilities	9,507,031	8,569,523
Up to 3 Months [Member]
Fair value hedge derivatives
Notional amount	40,534,698	46,609,923
Up to 3 Months [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	548,475	367,400
Up to 3 Months [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	815,746	2,545,684
Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	39,170,477	43,696,839
More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	57,373,221	51,494,013
More Than 3 Months To 1 Year [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	3,143,880	1,012,674
More Than 3 Months To 1 Year [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,953,949	1,001,653
More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	52,275,392	49,479,686
More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	305,411,877	265,564,673
More Than 1 Year [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	13,531,863	10,698,813
More Than 1 Year [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	11,469,640	10,379,073
More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	280,410,374	244,486,787
Interest rate swaps [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	8,803,217	5,524,800
Fair value Assets	22,933	33,816
Fair value Liabilities	587,702	83,666
Interest rate swaps [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	143,472,447	133,928,254
Fair value Assets	3,009,922	3,651,651
Fair value Liabilities	2,997,634	3,588,912
Interest rate swaps [Member] | Up to 3 Months [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	210,000	50,000
Interest rate swaps [Member] | Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	13,982,685	14,006,503
Interest rate swaps [Member] | More Than 3 Months To 1 Year [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	87,817	410,687
Interest rate swaps [Member] | More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	25,156,483	22,118,742
Interest rate swaps [Member] | More Than 1 Year [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	8,505,400	5,064,113
Interest rate swaps [Member] | More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	104,333,279	97,803,009
Cross currency swaps [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	8,421,001	6,554,087
Fair value Assets	493,175	294,562
Fair value Liabilities	118,199	178,529
Cross currency swaps [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	12,959,995	10,700,222
Fair value Assets	109,531	35,902
Fair value Liabilities	656,719	183,386
Cross currency swaps [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	183,496,253	160,209,466
Fair value Assets	5,392,946	3,921,440
Fair value Liabilities	5,308,260	3,819,446
Cross currency swaps [Member] | Up to 3 Months [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	338,475	317,400
Cross currency swaps [Member] | Up to 3 Months [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	456,684	424,358
Cross currency swaps [Member] | Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	4,920,123	6,719,065
Cross currency swaps [Member] | More Than 3 Months To 1 Year [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	3,056,063	601,987
Cross currency swaps [Member] | More Than 3 Months To 1 Year [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,033,671	498,373
Cross currency swaps [Member] | More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	14,514,848	15,138,056
Cross currency swaps [Member] | More Than 1 Year [Member] | Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	5,026,463	5,634,700
Cross currency swaps [Member] | More Than 1 Year [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	11,469,640	9,777,491
Cross currency swaps [Member] | More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	164,061,282	138,352,345
Currency forwards [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	1,279,340	3,226,188
Fair value Assets	3,497	2,985
Fair value Liabilities	1,590	3,556
Currency forwards [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	44,089,551	43,120,437
Fair value Assets	1,088,194	1,085,327
Fair value Liabilities	1,199,062	1,158,904
Currency forwards [Member] | Up to 3 Months [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	359,062	2,121,326
Currency forwards [Member] | Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	20,194,866	22,729,787
Currency forwards [Member] | More Than 3 Months To 1 Year [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	920,278	503,280
Currency forwards [Member] | More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	12,383,299	12,175,074
Currency forwards [Member] | More Than 1 Year [Member] | Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount		601,582
Currency forwards [Member] | More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	11,511,386	8,215,576
Call currency options [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	83,600	218,561
Fair value Assets	3,232	1,527
Fair value Liabilities	1,137	909
Call currency options [Member] | Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	37,321	129,339
Call currency options [Member] | More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	45,852	31,641
Call currency options [Member] | More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	427	57,581
Put currency options [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	210,392	186,594
Fair value Assets	177	4,875
Fair value Liabilities	892	1,352
Put currency options [Member] | Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	35,482	112,145
Put currency options [Member] | More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	174,910	16,173
Put currency options [Member] | More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount		$ 58,276
Others [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	504,000
Fair value Assets
Fair value Liabilities	46
Others [Member] | Up to 3 Months [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount
Others [Member] | More Than 3 Months To 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount
Others [Member] | More Than 1 Year [Member] | Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	$ 504,000